Document and Entity Information	Sep. 28, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2021
Current Fiscal Year End Date	--06-30
Entity Registrant Name	PROVIDENT FINANCIAL HOLDINGS, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-28304
Entity Tax Identification Number	33-0704889
Entity Address, Address Line One	3756 Central Avenue
Entity Address, City or Town	Riverside
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92506
City Area Code	951
Local Phone Number	686-6060
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001010470
Title of 12(b) Security	Common Stock, par value $.01 per share
Trading Symbol	PROV
Security Exchange Name	NASDAQ